Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	For the Year Ended December 31,
	2022	2021	2020
	(in thousands)
Revenue:
SaaS	$117,180	$85,580	$52,074
Term license and support	57,214	50,970	38,949
Services	41,283	31,919	34,140
Maintenance	15,868	21,022	23,462
Perpetual license	794	2,418	2,908
Total revenue	$232,339	191,909	$151,533

Accounts Receivable, Net, Deferred Revenue and Deferred Sales Commissions [Table Text Block]
	Accounts receivable, net (1)	Deferred revenue	Deferred Contract costs
	(in thousands)
Opening (January 1, 2021)	$53,749	$74,688	$31,943
Closing (December 31, 2021)	61,335	82,332	38,926
Increase/(decrease)	7,586	7,644	6,983

Opening (January 1, 2022)	$61,335	$82,332	$38,926
Closing (December 31, 2022)	73,348	101,490	48,553
Increase/(decrease)	12,013	19,158	9,627